Summary of Significant Accounting Policies - Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) business_line business_unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Leasing revenue	$ 2,100	$ 2,300	$ 3,800
Revenue	242,860	196,943	181,284
Contract assets	1,300	2,800
Remaining performance obligation	$ 336,400
Number of business units | business_unit	2
Number of business lines | business_line	3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	73.00%
Remaining performance obligation, term	12 months
Charging systems and installation
Disaggregation of Revenue [Line Items]
Revenue	$ 5,800	6,000	7,200
Extended warranty
Disaggregation of Revenue [Line Items]
Revenue	$ 1,700	$ 1,300	$ 800